Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 1,175	$ 55,280,043	$ (63,922,256)	$ (8,641,038)
Balance, shares at Dec. 31, 2018	11,728,394
Shares and warrants issued for cash	$ 566	254,346		254,912
Shares and warrants issued for cash, shares	5,663,301
Shares issued in exchange for notes payable and accrued interest	$ 6,029	5,715,331		5,721,360
Shares issued in exchange of notes payable and accrued interest, shares	60,296,065
Shares issued in satisfaction of accrued consulting services	$ 1	7,199		7,200
Shares issued in satisfaction of accrued consulting services, shares	10,000
Shares issued and recorded as debt discount in connection with a note payable issuances and extensions	$ 8	61,212		61,220
Shares issued and recorded as debt discount in connection with a note payable issuances and extensions, shares	78,873
Reclassification of derivative liabilities to equity		2,809,565		2,809,565
Shares issued in satisfaction of bankruptcy allowable claims
Stock-based compensation:
- common stock	$ 8	29,992		30,000
- common stock, shares	75,000
- options and warrants		1,628,525		1,628,525
Net loss			(14,647,890)	(14,647,890)
Ending balance, value at Dec. 31, 2019	$ 7,787	65,786,213	(78,570,146)	(12,776,146)
Ending balance, shares at Dec. 31, 2019	77,851,633
Shares and warrants issued for cash	$ 100	9,900		10,000
Shares and warrants issued for cash, shares	1,000,000
Shares issued in exchange for notes payable and accrued interest	$ 151,580	2,407,352		2,558,932
Shares issued in exchange of notes payable and accrued interest, shares	1,515,799,750
Stock-based compensation:
- options		221,881		221,881
Net loss			(7,550,772)	(7,550,772)
Ending balance, value at Mar. 31, 2020	$ 159,467	68,425,346	(86,120,918)	(17,536,105)
Ending balance, shares at Mar. 31, 2020	1,594,651,383
Beginning balance, value at Dec. 31, 2019	$ 7,787	65,786,213	(78,570,146)	(12,776,146)
Balance, shares at Dec. 31, 2019	77,851,633
Stock-based compensation:
Net loss				(4,675,112)
Ending balance, value at Jun. 30, 2020	$ 159,467	68,644,610	(83,245,258)	(14,441,181)
Ending balance, shares at Jun. 30, 2020	1,594,651,383
Beginning balance, value at Dec. 31, 2019	$ 7,787	65,786,213	(78,570,146)	(12,776,146)
Balance, shares at Dec. 31, 2019	77,851,633
Shares and warrants issued for cash	$ 100	9,900		10,000
Shares and warrants issued for cash, shares	1,000,000
Shares issued in exchange for notes payable and accrued interest	$ 151,580	2,407,352		2,558,932
Shares issued in exchange of notes payable and accrued interest, shares	1,515,799,750
Shares issued in cashless exercise of warrants	$ 21,780	(21,780)
Shares issued in cashless exercise of warrants, shares	217,796,200
Shares issued in satisfaction of bankruptcy allowable claims	$ 104,973	14,276,286		14,381,259
Shares issued in satisfaction of bankruptcy allowable claims, shares	1,049,726,797
Fair market value of beneficial conversion feature and warrants issued convertible notes payable instruments		5,075,449		5,075,449
Stock-based compensation:
- options		691,701		691,701
Net loss			(11,272,687)	(11,272,687)
Ending balance, value at Dec. 31, 2020	$ 286,220	88,225,121	(89,842,833)	(1,331,492)
Ending balance, shares at Dec. 31, 2020	2,862,174,380
Beginning balance, value at Mar. 31, 2020	$ 159,467	68,425,346	(86,120,918)	(17,536,105)
Balance, shares at Mar. 31, 2020	1,594,651,383
Stock-based compensation:
- options		219,264		219,264
Net loss			2,875,660	2,875,660
Ending balance, value at Jun. 30, 2020	$ 159,467	68,644,610	(83,245,258)	(14,441,181)
Ending balance, shares at Jun. 30, 2020	1,594,651,383
Beginning balance, value at Dec. 31, 2020	$ 286,220	88,225,121	(89,842,833)	(1,331,492)
Balance, shares at Dec. 31, 2020	2,862,174,380
Shares issued in exchange for notes payable and accrued interest	$ 1,940	211,733		213,673
Shares issued in exchange of notes payable and accrued interest, shares	19,409,575
Shares issued in cashless exercise of warrants	$ 29,433	(29,433)
Shares issued in cashless exercise of warrants, shares	294,328,000
Stock-based compensation:
Stock-based compensation: restricted share units		179,098		179,098
- options		13,897,669		13,897,669
Net loss			(15,653,330)	(15,653,330)
Ending balance, value at Mar. 31, 2021	$ 317,593	102,484,188	(105,496,163)	(2,694,382)
Ending balance, shares at Mar. 31, 2021	3,175,911,955
Beginning balance, value at Dec. 31, 2020	$ 286,220	88,225,121	(89,842,833)	(1,331,492)
Balance, shares at Dec. 31, 2020	2,862,174,380
Shares and warrants issued for cash, shares	453,328,000
Stock-based compensation:
Net loss				(19,715,925)
Ending balance, value at Jun. 30, 2021	$ 334,780	105,415,037	(109,558,758)	(3,808,941)
Ending balance, shares at Jun. 30, 2021	3,347,778,690
Beginning balance, value at Mar. 31, 2021	$ 317,593	102,484,188	(105,496,163)	(2,694,382)
Balance, shares at Mar. 31, 2021	3,175,911,955
Shares issued in exchange for notes payable and accrued interest	$ 1,287	102,416		103,703
Shares issued in exchange of notes payable and accrued interest, shares	12,866,735
Shares issued in cashless exercise of warrants	$ 15,900	(98,031)		(82,131)
Shares issued in cashless exercise of warrants, shares	159,000,000
Stock-based compensation:
Stock-based compensation: restricted share units		1,164,135		1,164,135
- options		1,762,329		1,762,329
Net loss			(4,062,595)	(4,062,595)
Ending balance, value at Jun. 30, 2021	$ 334,780	$ 105,415,037	$ (109,558,758)	$ (3,808,941)
Ending balance, shares at Jun. 30, 2021	3,347,778,690